Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss) for the year	R$ 13,437,687	R$ (7,044,706)	R$ 14,106,381
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	(220,314)	(362,797)	(1,311)
Tax effect on the fair value of investments	629	(1,434)	446
Other Comprehensive IIncome - (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	(1,455)	5,430	(480)
Other Comprehensive IIncome (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	(495)	1,846	(163)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	8,769	132,344	(128,047)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	2,981	44,997	(43,536)
Items with no subsequent effect on income (loss)	(214,857)	(273,300)	(85,693)
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(105,405)	163,185	4,707
Realization of exchange variation on investments abroad	(23,656)		471
Items with subsequent effect on income (loss)	(129,061)	163,185	5,178
Total comprehensive income (loss)	13,093,769	(7,154,821)	14,025,866
Attributable to
Controlling shareholders’	13,064,271	(7,184,313)	14,004,333
Non-controlling interest	29,498	29,492	R$ 21,533
Lenzing Aktiengesellschaft (“Lenzing ”) [Member]
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	R$ (218,465)	R$ (367,014)